Finance Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance income.
Interest income - bank deposits	$ 7,798	$ 5,101	$ 14,732
Net foreign exchange gain arising from derivative instruments - unrealized		29,151	53
Net foreign exchange gain arising from derivative instruments - realized	9,889	4,061	228
Fair value gain on embedded options	604	110,655	17,245
Fair value gain on embedded derivative in revenue contract	7,231		3,787
Total Finance income	$ 25,522	$ 148,968	$ 36,045